Supplemental Guarantor Financial Information - Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)(Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Revenue	$ 337,689	$ 314,479	$ 317,701	$ 245,425	$ 200,623	$ 199,418	$ 228,689	$ 276,667	$ 1,215,294	$ 905,397	$ 1,687,264
Cost of sales (excluding depreciation and amortization expense)									868,154	596,406	1,189,361
Selling, general and administrative									176,318	157,485	210,483
Depreciation and amortization									107,824	132,886	146,318
Long-lived asset impairment									5,700	14,495	20,788
Restatement related charges									3,419	18,879	0
Restructuring and other charges									3,189	22,038	31,315
Interest expense									34,826	34,181	7,272
Intercompany charges, net									0	0	0
Equity in (income) loss of affiliates									0	(10,403)	(15,152)
Other (income) expense, net									(975)	(13,046)	35,516
Income (loss) before income taxes	2,083	1,214	3,170	(12,323)	(20,624)	(29,819)	(103,305)	(18,018)	16,839	(47,524)	61,363
Provision for (benefit from) income taxes									22,695	124,242	39,438
Income (loss) from continuing operations									(5,856)	(171,766)	21,925
Income (loss) from discontinued operations, net of tax	4,579	2,139	374	32,644	(6,150)	17,159	7,759	(74,939)	39,736	(56,171)	4,723
Net income (loss)	$ 6,662	$ 3,353	$ 3,544	$ 20,321	$ (26,774)	$ (12,660)	$ (95,546)	$ (92,957)	33,880	(227,937)	26,648
Other comprehensive income (loss)									(1,801)	18,310	2,453
Comprehensive income (loss)									32,079	(209,627)	29,101
Reportable Legal Entities | Parent Guarantor
Condensed Income Statements, Captions [Line Items]
Revenue									0	0	0
Cost of sales (excluding depreciation and amortization expense)									0	0	0
Selling, general and administrative									2,327	912	30
Depreciation and amortization									0	0	0
Long-lived asset impairment									0	0	0
Restatement related charges									0	141
Restructuring and other charges									0	0	0
Interest expense									0	0	0
Intercompany charges, net									0	0	0
Equity in (income) loss of affiliates									(36,207)	226,873	(26,667)
Other (income) expense, net									0	0	0
Income (loss) before income taxes									33,880	(227,926)	26,637
Provision for (benefit from) income taxes									0	11	(11)
Income (loss) from continuing operations									33,880	(227,937)	26,648
Income (loss) from discontinued operations, net of tax									0	0	0
Net income (loss)									33,880	(227,937)	26,648
Other comprehensive income (loss)									(1,801)	18,310	2,453
Comprehensive income (loss)									32,079	(209,627)	29,101
Reportable Legal Entities | Issuers
Condensed Income Statements, Captions [Line Items]
Revenue									838,981	493,428	1,154,412
Cost of sales (excluding depreciation and amortization expense)									716,002	399,800	927,094
Selling, general and administrative									84,111	84,550	124,383
Depreciation and amortization									35,749	56,043	55,715
Long-lived asset impairment									5,700	11,414	10,762
Restatement related charges									3,250	18,574
Restructuring and other charges									2,145	18,640	21,942
Interest expense									32,399	33,751	7,238
Intercompany charges, net									6,355	3,576	1,071
Equity in (income) loss of affiliates									(85,335)	22,869	(23,327)
Other (income) expense, net									(2,577)	(1,056)	10,598
Income (loss) before income taxes									41,182	(154,733)	18,936
Provision for (benefit from) income taxes									4,974	72,139	(7,732)
Income (loss) from continuing operations									36,208	(226,872)	26,668
Income (loss) from discontinued operations, net of tax									0	0	0
Net income (loss)									36,208	(226,872)	26,668
Other comprehensive income (loss)									(1,801)	18,310	2,453
Comprehensive income (loss)									34,407	(208,562)	29,121
Reportable Legal Entities | Non- Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenue									495,262	503,643	736,974
Cost of sales (excluding depreciation and amortization expense)									271,101	288,280	466,389
Selling, general and administrative									89,880	72,023	86,070
Depreciation and amortization									72,075	76,843	90,603
Long-lived asset impairment									0	3,081	10,026
Restatement related charges									169	164
Restructuring and other charges									1,044	3,398	9,373
Interest expense									2,427	430	34
Intercompany charges, net									(6,355)	(3,576)	(1,071)
Equity in (income) loss of affiliates									49,128	204,004	(3,341)
Other (income) expense, net									1,602	(11,990)	24,918
Income (loss) before income taxes									14,191	(129,014)	53,973
Provision for (benefit from) income taxes									17,721	52,092	47,181
Income (loss) from continuing operations									(3,530)	(181,106)	6,792
Income (loss) from discontinued operations, net of tax									39,736	(56,171)	4,723
Net income (loss)									36,206	(237,277)	11,515
Other comprehensive income (loss)									(1,801)	18,310	2,453
Comprehensive income (loss)									34,405	(218,967)	13,968
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenue									(118,949)	(91,674)	(204,122)
Cost of sales (excluding depreciation and amortization expense)									(118,949)	(91,674)	(204,122)
Selling, general and administrative									0	0	0
Depreciation and amortization									0	0	0
Long-lived asset impairment									0	0	0
Restatement related charges									0	0
Restructuring and other charges									0	0	0
Interest expense									0	0	0
Intercompany charges, net									0	0	0
Equity in (income) loss of affiliates									72,414	(464,149)	38,183
Other (income) expense, net									0	0	0
Income (loss) before income taxes									(72,414)	464,149	(38,183)
Provision for (benefit from) income taxes									0	0	0
Income (loss) from continuing operations									(72,414)	464,149	(38,183)
Income (loss) from discontinued operations, net of tax									0	0	0
Net income (loss)									(72,414)	464,149	(38,183)
Other comprehensive income (loss)									3,602	(36,620)	(4,906)
Comprehensive income (loss)									$ (68,812)	$ 427,529	$ (43,089)